Summary of Significant Accounting Policies (Details) - USD ($)				9 Months Ended	12 Months Ended
		Mar. 18, 2025	Sep. 19, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024
Significant Accounting Policies [Line Items]
Federal depository insurance coverage					$ 250,000
Interest income from trust account					204,459	$ 1,192,438
Common stock shares redeemed (in Shares)				50,556
Payable common stock redeemed							$ 1,565,078
Common stock to be redeemed	[1]					1,565,078
Trust account current asset						1,565,078
Contribution amount			$ 34,376		36,904
Interest and penalties expense					$ 19,158	0
Shares of common stock (in Shares)					17,404,250
Cash and Marketable Securities Held in Trust Account [Member]
Significant Accounting Policies [Line Items]
Common stock to be redeemed						$ 1,565,078
Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)					7,347,500
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Common stock shares redeemed (in Shares)		532,958
Contribution amount		$ 30,000
Common Stock [Member]
Significant Accounting Policies [Line Items]
Common stock shares redeemed (in Shares)					140,663
Common Stock [Member] | Cash and Marketable Securities Held in Trust Account [Member]
Significant Accounting Policies [Line Items]
Trust account current asset					$ 1,565,078
IPO [Member]
Significant Accounting Policies [Line Items]
Common stock shares redeemed (in Shares)					140,663
IPO [Member] | Warrant [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)					17,404,250
IPO [Member] | Public Warrant [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)					9,487,500
Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)					74,250
Over-Allotment Option [Member] | Warrant [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)					569,250
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Issued warrants (in Shares)					697,500

[1]	In connection with the special meeting of stockholders to vote on extending the Combination Period, on December 21, 2023, 140,663 shares of the Company’s common stock were redeemed at a per share price of $11.13. In January 2024, $1,565,078 was paid from the Trust Account to redeeming stockholders in connection with the extension. As a result, the Company has recorded a liability of $1,565,078 as common stock to be redeemed and reduced common stock subject to possible redemption as of December 31, 2023 on the consolidated balance sheet.